SCHEDULE OF STOCK OPTIONS OUTSTANDING (Details)					12 Months Ended
	Sep. 20, 2022 shares	May 03, 2022 shares	Sep. 21, 2021 shares	Aug. 16, 2021 shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number of Options, Outstanding, Beginning | shares					895,000
Weighted average exercise price, beginning | $ / shares					$ 1.16
Granted during the period | shares					10,000	1,135,000
Weighted average exercise price, granted | $ / shares					$ 6.20	$ 1.09
Exercised during the period | shares	(140,000)	(150,000)	(55,000)	(5,000)	(290,000)	(60,000)
Weighted average exercise price, exercised | $ / shares					$ 0.82	$ 0.82
Cancelled during the period | shares						(180,000)
Weighted average exercise price, canceled/forfeited | $ / shares						$ 0.82
Number of Options, Outstanding, Ending | shares					615,000	895,000
Weighted average exercise price, ending | $ / shares					$ 1.41	$ 1.16
Number of Options, Exercisable, Ending | shares					612,500
Weighted average exercise price, Exercisable, ending | $ / shares					$ 1.39